Equity Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Dividend payables	£ 620
RELX PLC [member]
Disclosure of dividends [line items]
Final dividend	£ 0.297	£ 0.277	£ 0.257
Interim dividend	0.136	0.124	0.117
Total dividends	0.433	0.401	0.374
Final dividend proposed	32.1	29.7	27.7
Dividend proposed	£ 45.7	£ 42.1	£ 39.4